STOCKHOLDERS' EQUITY (Details) (RUB)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	May 31, 2010	Jun. 30, 2014	Dec. 31, 2011
Share capital
Shares issued	2,066,413,562	2,066,413,562
Outstanding common shares excluding treasury shares	1,988,912,130	1,988,831,184
Shares in treasury stock	77,501,432	77,582,378
Number of shares per ADS (in shares)				2
Number of ADSs that have been repurchased (in shares)	33,997,667
Noncontrolling interest
Net income attributable to the Group	51,822,000,000	79,839,000,000	29,642,000,000
Transfers from the noncontrolling interest
Increase in own equity due to acquisition of own shares by MGTS			57,000,000
Net transfers from the noncontrolling interest	(23,000,000)		57,000,000
Net income attributable to the Group and transfers from the noncontrolling interest:	51,799,000,000	79,839,000,000	29,699,000,000
Accumulated other comprehensive loss balance, net of tax
Balance at beginning of period	(15,030,000,000)
Balance at end of period	(6,294,000,000)	(15,030,000,000)
Accumulated other comprehensive loss by components
Balance at beginning of period	(15,030,000,000)
Balance at end of period	(6,294,000,000)	(15,030,000,000)
Dividends
Dividend policy, minimum annual payments as a percentage of free cash flow		75.00%
Dividend policy, Maximum amount to be paid		40,000,000,000
Net income available for distribution as calculated under Russian statutory accounting regulations	28,373,000,000	55,999,000,000	42,949,000,000
Declared cash dividends
Dividends declared (including dividends on treasury shares of 1,922 and 1,538 and 1,140 respectively)	51,247,000,000	40,956,000,000	30,397,000,000
Dividends declared on treasury shares	1,922,000,000	1,538,000,000	1,140,000,000
Dividends, RUB per ADS (in rubles per unit)	49.60	39.64	29.42
Dividends, RUB per share (in rubles per unit)	24.80	19.82	14.71
Dividends payable	19,500,000	57,000,000
Accumulated other comprehensive (loss)/income
Accumulated other comprehensive loss balance, net of tax
Balance at beginning of period	15,030,000,000	13,676,000,000
Recognized in other comprehensive loss / (income)	(8,736,000,000)	1,354,000,000
Balance at end of period	6,294,000,000	15,030,000,000
Accumulated other comprehensive loss by components
Balance at beginning of period	15,030,000,000	13,676,000,000
Other comprehensive loss / (income)	(23,370,000,000)	5,796,000,000
Less: tax expense	2,910,000,000	172,000,000
Amounts reclassified to net income	14,072,000,000	(4,847,000,000)
Less: tax expense	(2,348,000,000)	233,000,000
Net other comprehensive loss / (income)	(8,736,000,000)	1,354,000,000
Balance at end of period	6,294,000,000	15,030,000,000
Currency translation adjustment
Accumulated other comprehensive loss balance, net of tax
Balance at beginning of period	16,199,000,000	13,224,000,000
Recognized in other comprehensive loss / (income)	(5,925,000,000)	2,975,000,000
Balance at end of period	10,274,000,000	16,199,000,000
Accumulated other comprehensive loss by components
Balance at beginning of period	16,199,000,000	13,224,000,000
Other comprehensive loss / (income)	(5,925,000,000)	6,657,000,000
Amounts reclassified to net income		(3,682,000,000)
Net other comprehensive loss / (income)	(5,925,000,000)	2,975,000,000
Balance at end of period	10,274,000,000	16,199,000,000
Unrealized gains / (losses) on derivatives
Accumulated other comprehensive loss balance, net of tax
Balance at beginning of period	(1,466,000,000)	(21,000,000)
Recognized in other comprehensive loss / (income)	(2,801,000,000)	(1,445,000,000)
Balance at end of period	(4,267,000,000)	(1,466,000,000)
Accumulated other comprehensive loss by components
Balance at beginning of period	(1,466,000,000)	(21,000,000)
Other comprehensive loss / (income)	(17,363,000,000)	(861,000,000)
Less: tax expense	2,894,000,000	172,000,000
Amounts reclassified to net income	14,002,000,000	(945,000,000)
Less: tax expense	(2,334,000,000)	189,000,000
Net other comprehensive loss / (income)	(2,801,000,000)	(1,445,000,000)
Balance at end of period	(4,267,000,000)	(1,466,000,000)
Unrecognized actuarial (gains) / losses
Accumulated other comprehensive loss balance, net of tax
Balance at beginning of period	297,000,000	473,000,000
Recognized in other comprehensive loss / (income)	(10,000,000)	(176,000,000)
Balance at end of period	287,000,000	297,000,000
Accumulated other comprehensive loss by components
Balance at beginning of period	297,000,000	473,000,000
Other comprehensive loss / (income)	(82,000,000)
Less: tax expense	16,000,000
Amounts reclassified to net income	70,000,000	(220,000,000)
Less: tax expense	(14,000,000)	44,000,000
Net other comprehensive loss / (income)	(10,000,000)	(176,000,000)
Balance at end of period	287,000,000	297,000,000
Investments in ordinary shares
Share capital
Shares issued	2,066,413,562	2,066,413,562	2,066,413,562			2,066,413,562
Declared cash dividends
Dividends payable					1,217,000,000
Preferred stock
Declared cash dividends
Dividends payable					1,216,000,000
MGTS
Declared cash dividends
Dividends payable	17,800,000	48,600,000
MGTS' preferred stock
Preferred shares outstanding	15,574,492	15,574,492
Percentage of net income as determined under Russian accounting regulations used in determining the guaranteed non-cumulative dividend rights on preferred shares	10.00%
Percentage of preferred shareholders required for approval	75.00%
Other subsidiaries
Transfers from the noncontrolling interest
Decrease in own equity due to acquisition of noncontrolling interest in Teleservice	(23,000,000)